CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Net revenue:
Total net revenue	$ 3,878	$ 3,189	$ 2,918
Costs and expenses:
Cost of Goods and Services Sold	1,767	1,492	1,302
Research and Development Expense	624	507	434
Selling, General and Administrative Expense	1,205	1,058	832
Goodwill impairment	709	0	0
Other Operating expense (income), Net	(33)	(16)	(25)
Total costs and expenses	4,272	3,041	2,543
Income (loss) from operations	(394)	148	375
Interest income	12	7	3
Interest expense	(83)	(80)	(47)
Other income (expense), net	54	104	35
Income (loss) before taxes	(411)	179	366
Provision (benefit) for income taxes	(576)	77	31
Net income	$ 165	$ 102	$ 335
Net income per share:
Basic (in dollars per share)	$ 0.88	$ 0.57	$ 1.97
Diluted (in dollars per share)	$ 0.86	$ 0.56	$ 1.95
Weighted average shares used in computing net income per share:
Basic (in shares)	187	180	170
Diluted (in shares)	191	182	172
Products
Net revenue:
Total net revenue	$ 3,229	$ 2,664	$ 2,440
Costs and expenses:
Cost of Goods and Services Sold	1,449	1,210	1,049
Service, Other [Member]
Net revenue:
Total net revenue	649	525	478
Costs and expenses:
Cost of Goods and Services Sold	$ 318	$ 282	$ 253